Allowance for Loan Losses and Reserve for Unfunded Loan Commitments - Loans and their Related Allowance for Loan Losses, by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 332	$ 280
Collectively evaluated for impairment	13,224	12,299
Total	13,556	12,579	$ 12,759
Individually evaluated for impairment	1,459	2,047
Collectively evaluated for impairment	1,146,405	956,594
Total	1,147,864	958,641
SBA loans held for investment
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	194	246
Collectively evaluated for impairment	1,277	1,330
Total	1,471	1,576	1,961
Individually evaluated for impairment	605	1,108
Collectively evaluated for impairment	43,394	41,384
Total	43,999	42,492
SBA 504 loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	430	573
Total	430	573	741
Individually evaluated for impairment	0	513
Collectively evaluated for impairment	21,871	25,831
Total	21,871	26,344
Commercial loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	138	34
Collectively evaluated for impairment	7,257	6,695
Total	7,395	6,729	6,309
Individually evaluated for impairment	854	426
Collectively evaluated for impairment	606,140	508,745
Total	606,994	509,171
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,130	2,593
Total	3,130	2,593	2,769
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	365,145	289,093
Total	365,145	289,093
Consumer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,130	925
Total	1,130	925	817
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	109,855	91,541
Total	109,855	91,541
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	183
Total	0	183	$ 162
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0